Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and contingencies
Summary of changes in provisions for probable losses arising from labor and tax litigation

	Civil	Labor	Taxes	Total
Balance at December 31, 2019	—	122	129	251
Additions	564	108	137	809
Business combination	—	—	599	599
Reversals	(99)	(178)	(16)	(293)
Balance at December 31, 2020	465	52	849	1,366
Additions	262	720	274	1,256
Business combination	—	4	—	4
Reversals	(393)	(479)	(356)	(1,228)
Balance at December 31, 2021	334	297	767	1,398

Summary of possible losses from lawsuits

	2021	2020
Civil (a)	7,032	6,367
Labor (b)	1,972	1,496
Total	9,004	7,863
(a)	The civil proceedings relate mainly to customer claims, including those related to the early termination of certain agreements, among others;
(b)	The labor proceedings to which the Company is a party were filed by former employees or suppliers and third-party service providers’ employees seeking joint liability for the acts of the Company’s suppliers and service providers.